PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
NOTE 6—PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment, net, consisted of the following:
		December 31,
		2016	2015

		(U.S. $ in millions)
	Machinery and equipment	$5,748	$5,071
	Buildings	3,331	2,591
	Computer equipment and other assets	1,774	1,492
	Payments on account	634	525
	Land*	439	394
		11,926	10,073
	Less—accumulated depreciation	3,853	3,529
		$8,073	$6,544

*	Land includes long-term leasehold rights in various locations, with useful lives of between 30 and 99 years.

The increase was primarily due to the acquisition of Actavis Generics property, plant and equipment, which was initially recorded at fair value. For additional information, see note 2.

Depreciation expenses were $501 million, $449 million and $464 million in the years ended December 31, 2016, 2015 and 2014, respectively. During the years ended December 31, 2016, 2015 and 2014, Teva had impairments of property, plant and equipment in the amount of $149 million, $96 million and $163 million, respectively. See note 18.